Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information that demonstrates the relationship between executive “Compensation Actually Paid” and the Company’s performance against several specific financial metrics. For further information regarding our executive compensation programs, the metrics the Human Capital and Compensation Committee used to set executive compensation for 2023 (which is different than the financial metrics we are required to include in the tables and discussion below) and our pay-for-performance
philosophy, please refer to “Compensation Discussion and Analysis” starting on page 5
0
.
Pay versus Performance Table
The table below reflects
Compensation
Actually Paid to the Company’s Principal Executive Officer (”PEO”) and average Compensation Actually Paid to
Non
-PE
O
Named Executive Officers during 2020 through 2023. In addition, the table compares our Total Shareholder Return (”TSR”) against peer group TSR using KBW index.

	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO
Year	Greg D. Carmichael (1) ($)	Timothy N. Spence (1) ($)	Greg D. Carmichael (1),(2),(3) ($)	Timothy N. Spence (1), (2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Adjusted ROACE (5)
							TSR ($)	Peer Group TSR ($)

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	—	9,184,212	—	11,307,400	2,580,686	3,233,874	132.49	96.66	2,349	11.9%

2022	11,020,287	8,138,659	9,082,391	7,385,480	2,764,020	2,223,867	120.03	97.53	2,446	12.5%

2021	10,531,649	—	20,997,747	—	3,061,398	5,142,100	153.73	124.08	2,770	14.5%

2020	9,797,589	—	7,761,702	—	2,325,412	1,936,839	94.64	89.69	1,427	8.4%

(1)
The amounts reported in columns (b) reflect the Summary Compensation Table Total for Mr. Carmichael and Mr. Spence for the years in which they served as PEO. For the years reported in the table, Greg D. Carmichael was our PEO from January 2020 to July 2022, and Timothy N. Spence was our PEO from July 2022 to December 2022. For 2023, Timothy N. Spence was our PEO for the full year (January 1, 2023 to December 31, 2023). The amounts reported in column (d) reflect the average Summary Compensation Table Total amounts for the
Non-PEO
Executive Officers for the respective years. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022	2023

James C. Leonard	James C. Leonard	James C. Leonard	James C. Leonard

Tayfun Tuzun	Timothy N. Spence	Robert P. Shaffer	Robert P. Shaffer

Lars C. Anderson	Lars C. Anderson	Kevin P. Lavender	Kevin P. Lavender

Timothy N. Spence	Kevin P. Lavender	Howard Hammond	Jude A. Schramm

Robert P. Shaffer

Frank R. Forrest

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. The equity value adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

Greg D. Carmichael

2022	11,020,287	(6,850,015)	4,912,119	9,082,391

2021	10,531,649	(5,750,002)	16,216,100	20,997,747

2020	9,797,589	(5,500,000)	3,464,113	7,761,702

Timothy N. Spence

2023	9,184,212	(6,000,005)	8,132,193	11,307,400

2022	8,138,659	(5,437,487)	4,684,308	7,385,480

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	2,580,686	(1,237,498)	1,890,686	3,233,874

2022	2,764,020	(1,396,259)	856,107	2,223,867

2021	3,061,398	(1,374,990)	3,445,692	5,142,100

2020	2,325,412	(1,118,053)	729,479	1,936,839
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

Greg D. Carmichael

2022	4,614,693	(980,218)	0	1,277,644	0	0	4,912,119

2021	8,124,828	7,454,466	0	630,552	0	6,254	16,216,100

2020	5,164,819	(1,301,870)	0	(435,141)	0	36,305	3,464,113

Timothy N. Spence

2023	6,071,861	1,876,851	0	174,481	0	0	8,123,193

2022	4,603,129	(232,977)	0	314,156	0	0	4,684,308

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	1,252,318	519,821	0	118,547	0	0	1,890,686

2022	940,627	(171,946)	0	80,293	0	7,134	856,107

2021	1,942,879	1,380,064	0	124,663	0	8,086	3,445,692

2020	1,081,407	(254,970)	0	(104,479)	0	7,521	729,479

(4)
The Peer Group TSR set forth in this table utilizes the KBW Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted ROACE to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2023, given its impact on our determination of the change in value of the Performance Shares issued to those officers. As described in the Compensation Discussion and Analysis, the core performance measure for Performance Shares granted is Adjusted ROACE, measured against our peer group over a three-year performance period. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Provided in the exhibit above are the corresponding fiscal year Adjusted ROACE measure, versus the cumulative three-year measurement. Adjusted ROACE is a non-GAAP
measure and is calculated as cumulative adjusted net income available to our common shareholders divided by average adjusted common shareholders’ equity. Adjusted net income available to our common shareholders is determined based upon the financial results for the fiscal year, adjusted for the following items: changes in tax laws, generally accepted accounting principles, or other laws or provisions affecting reported results; significant legal and regulatory settlements; asset write-downs, write-offs, dispositions, or sales (except Worldpay investments) resulting from a change in business strategy;
Mark-to-Market
impacts on the Visa swap and gains associated with the redemption or sale of Visa shares; merger-related, restructuring, early debt extinguishment, and other-than-temporary impairment charges; gains or losses on securities. Average adjusted common shareholders’ equity is based upon reported financial results, adjusted to exclude accumulated other comprehensive income.

Company Selected Measure Name	Adjusted ROACE
Named Executive Officers, Footnote
(1)
The amounts reported in columns (b) reflect the Summary Compensation Table Total for Mr. Carmichael and Mr. Spence for the years in which they served as PEO. For the years reported in the table, Greg D. Carmichael was our PEO from January 2020 to July 2022, and Timothy N. Spence was our PEO from July 2022 to December 2022. For 2023, Timothy N. Spence was our PEO for the full year (January 1, 2023 to December 31, 2023). The amounts reported in column (d) reflect the average Summary Compensation Table Total amounts for the
Non-PEO
Executive Officers for the respective years. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022	2023

James C. Leonard	James C. Leonard	James C. Leonard	James C. Leonard

Tayfun Tuzun	Timothy N. Spence	Robert P. Shaffer	Robert P. Shaffer

Lars C. Anderson	Lars C. Anderson	Kevin P. Lavender	Kevin P. Lavender

Timothy N. Spence	Kevin P. Lavender	Howard Hammond	Jude A. Schramm

Robert P. Shaffer

Frank R. Forrest

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the KBW Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2023.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

Greg D. Carmichael

2022	11,020,287	(6,850,015)	4,912,119	9,082,391

2021	10,531,649	(5,750,002)	16,216,100	20,997,747

2020	9,797,589	(5,500,000)	3,464,113	7,761,702

Timothy N. Spence

2023	9,184,212	(6,000,005)	8,132,193	11,307,400

2022	8,138,659	(5,437,487)	4,684,308	7,385,480

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

Greg D. Carmichael

2022	4,614,693	(980,218)	0	1,277,644	0	0	4,912,119

2021	8,124,828	7,454,466	0	630,552	0	6,254	16,216,100

2020	5,164,819	(1,301,870)	0	(435,141)	0	36,305	3,464,113

Timothy N. Spence

2023	6,071,861	1,876,851	0	174,481	0	0	8,123,193

2022	4,603,129	(232,977)	0	314,156	0	0	4,684,308

Non-PEO NEO Average Total Compensation Amount	$ 2,580,686	$ 2,764,020	$ 3,061,398	$ 2,325,412
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,233,874	2,223,867	5,142,100	1,936,839
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	2,580,686	(1,237,498)	1,890,686	3,233,874

2022	2,764,020	(1,396,259)	856,107	2,223,867

2021	3,061,398	(1,374,990)	3,445,692	5,142,100

2020	2,325,412	(1,118,053)	729,479	1,936,839

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	1,252,318	519,821	0	118,547	0	0	1,890,686

2022	940,627	(171,946)	0	80,293	0	7,134	856,107

2021	1,942,879	1,380,064	0	124,663	0	8,086	3,445,692

2020	1,081,407	(254,970)	0	(104,479)	0	7,521	729,479

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Annual Adjusted ROACE during each of the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the four most re cen tly completed fiscal years to that of the KBW Bank Index over the same period.
Tabular List, Table
Tabular List of Most Important Performance Measures
The following table presents the financial performance measures that the Company considers to be the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Adjusted Return on Average Common Equity
Adjusted Earnings Per Share
Adjusted Return on Assets
Adjusted Efficiency Ratio

Total Shareholder Return Amount	$ 132.49	120.03	153.73	94.64
Peer Group Total Shareholder Return Amount	96.66	97.53	124.08	89.69
Net Income (Loss)	$ 2,349,000,000	$ 2,446,000,000	$ 2,770,000,000	$ 1,427,000,000
Company Selected Measure Amount	0.119	0.125	0.145	0.084
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Return on Average Common Equity
Non-GAAP Measure Description	Adjusted ROACE is a
non-GAAP
measure and is calculated as cumulative adjusted net income available to our common shareholders divided by average adjusted common shareholders’ equity. Adjusted net income available to our common shareholders is determined based upon the financial results for the fiscal year, adjusted for the following items: changes in tax laws, generally accepted accounting principles, or other laws or provisions affecting reported results; significant legal and regulatory settlements; asset write-downs, write-offs, dispositions, or sales (except Worldpay investments) resulting from a change in business strategy;
Mark-to-Market
	impacts on the Visa swap and gains associated with the redemption or sale of Visa shares; merger-related, restructuring, early debt extinguishment, and other-than-temporary impairment charges; gains or losses on securities. Average adjusted common shareholders’ equity is based upon reported financial results, adjusted to exclude accumulated other comprehensive income.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Efficiency Ratio
Greg D.Carmichael [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 11,020,287	$ 10,531,649	$ 9,797,589
PEO Actually Paid Compensation Amount		9,082,391	20,997,747	7,761,702
PEO Name	Mr. Carmichael
Timothy N.Spence [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,184,212	8,138,659
PEO Actually Paid Compensation Amount	$ 11,307,400	7,385,480
PEO Name	Mr. Spence
PEO | Greg D.Carmichael [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,912,119	16,216,100	3,464,113
PEO | Greg D.Carmichael [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,850,015)	(5,750,002)	(5,500,000)
PEO | Greg D.Carmichael [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,912,119	16,216,100	3,464,113
PEO | Greg D.Carmichael [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,614,693	8,124,828	5,164,819
PEO | Greg D.Carmichael [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(980,218)	7,454,466	(1,301,870)
PEO | Greg D.Carmichael [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Greg D.Carmichael [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,277,644	630,552	(435,141)
PEO | Greg D.Carmichael [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Greg D.Carmichael [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	6,254	36,305
PEO | Timothy N.Spence [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,123,193	4,684,308
PEO | Timothy N.Spence [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,000,005)	(5,437,487)
PEO | Timothy N.Spence [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,132,193	4,684,308
PEO | Timothy N.Spence [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,071,861	4,603,129
PEO | Timothy N.Spence [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,876,851	(232,977)
PEO | Timothy N.Spence [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Timothy N.Spence [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,481	314,156
PEO | Timothy N.Spence [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Timothy N.Spence [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,890,686	856,107	3,445,692	729,479
Non-PEO NEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,237,498)	(1,396,259)	(1,374,990)	(1,118,053)
Non-PEO NEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,890,686	856,107	3,445,692	729,479
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,252,318	940,627	1,942,879	1,081,407
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	519,821	(171,946)	1,380,064	(254,970)
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,547	80,293	124,663	(104,479)
Non-PEO NEO | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 7,134	$ 8,086	$ 7,521